Investments - FY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Investments [Abstract]
Available-for-sale Investments
The following tables summarize the Company’s available-for-sale investments:

	September 30, 2016
	Amortized Cost	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses	Estimated Fair Value
	(in thousands)
Fixed maturities:
U.S. Treasury securities and obligations of U.S. government agencies	$12,407	$32	$—	$12,439
Obligations of states, municipalities and political subdivisions	87,059	4,011	(126)	90,944
Corporate and other securities	128,387	1,165	(193)	129,359
Asset-backed securities	74,906	829	(78)	75,657
Residential mortgage-backed securities	88,900	1,519	(39)	90,380
Total fixed maturities	391,659	7,556	(436)	398,779

Equity securities:
Exchange traded funds	14,487	3,501	(200)	17,788
Total available-for-sale investments	$406,146	$11,057	$(636)	$416,567

	December 31, 2015
	Amortized Cost	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses	Estimated Fair Value
	(in thousands)
Fixed maturities:
U.S. Treasury securities and obligations of U.S. government agencies	$3,422	$13	$(2)	$3,433
Obligations of states, municipalities and political subdivisions	69,997	2,562	(46)	72,513
Corporate and other securities	130,758	306	(1,543)	129,521
Asset-backed securities	58,680	58	(431)	58,307
Residential mortgage-backed securities	64,096	760	(1,028)	63,828
Total fixed maturities	326,953	3,699	(3,050)	327,602

Equity securities:
Exchange traded funds	12,184	2,392	(336)	14,240
Total available-for-sale investments	$339,137	$6,091	$(3,386)	$341,842

The following tables summarize the Company’s available-for-sale investments:

	December 31, 2015
	Amortized Cost	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses	Estimated Fair Value
	(in thousands)
Fixed maturities:
U.S. Treasury securities and obligations of U.S. government agencies	$3,422	$13	$(2)	$3,433
Obligations of states, municipalities and political subdivisions	69,997	2,562	(46)	72,513
Corporate and other securities	130,758	306	(1,543)	129,521
Asset-backed securities	58,680	58	(431)	58,307
Residential mortgage-backed securities	64,096	760	(1,028)	63,828
Total fixed maturities	326,953	3,699	(3,050)	327,602

Equity securities:
Exchange traded funds	12,184	2,392	(336)	14,240
Total available-for-sale investments	$339,137	$6,091	$(3,386)	$341,842

	December 31, 2014
	Amortized Cost	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses	Estimated Fair Value
	(in thousands)
Fixed maturities:
U.S. Treasury securities and obligations of U.S. government agencies	$10,395	$49	$—	$10,444
Obligations of states, municipalities and political subdivisions	59,827	1,854	(49)	61,632
Corporate and other securities	87,536	402	(182)	87,756
Asset-backed securities	36,492	291	(145)	36,638
Residential mortgage-backed securities	52,898	980	(614)	53,264
Total fixed maturities	247,148	3,576	(990)	249,734

Equity securities:
Exchange traded funds	11,812	2,640	(116)	14,336
Total available-for-sale investments	$258,960	$6,216	$(1,106)	$264,070

Available-for-sale Securities in a Loss Position
The following tables summarize gross unrealized losses and fair value for available-for-sale securities by length of time that the securities have continuously been in an unrealized loss position:

	September 30, 2016
	Less than 12 Months		12 Months or Longer		Total
	Estimated Fair Value	Gross Unrealized Holding Losses	Estimated Fair Value	Gross Unrealized Holding Losses	Estimated Fair Value	Gross Unrealized Holding Losses
	(in thousands)
Fixed maturities:

U.S. Treasury securities and obligations of U.S. government agencies	$—	$—	$—	$—	$—	$—

Obligations of states, municipalities and political subdivisions	17,331	(126)	—	—	17,331	(126)

Corporate and other securities	13,543	(12)	15,340	(181)	28,883	(193)

Asset-backed securities	3,749	(7)	11,423	(71)	15,172	(78)

Residential mortgage-backed securities	7,721	(20)	6,811	(19)	14,532	(39)

Total fixed maturities	42,344	(165)	33,574	(271)	75,918	(436)

Equity securities:

Exchange traded funds	—	—	2,759	(200)	2,759	(200)

Total	$42,344	$(165)	$36,333	$(471)	$78,677	$(636)

As discussed above, the Company regularly reviews all securities within its investment portfolio to determine whether any impairment has occurred. At September 30, 2016, the Company held 84 fixed maturity securities with a total estimated fair value of $75.9 million and gross unrealized losses of $0.4 million. Of these securities, 28 were in a continuous unrealized loss position for greater than one year. Unrealized losses on these fixed maturity securities were caused by interest rate changes or other market factors and were not credit specific issues. At September 30, 2016, 90.5% of the Company’s fixed maturity securities were rated “A-” or better and continue to pay the expected coupon payments under the contractual terms of the securities. At September 30, 2016, the Company held one exchange traded fund (“ETFs”) with a total estimated fair value of $2.8 million and gross unrealized losses of $0.2 million, which was in a continuous unrealized loss position for greater than one year. Based on its review, the Company concluded that there were no OTTIs from fixed maturity or equity securities with unrealized losses for the nine months ended September 30, 2016.

	December 31, 2015
	Less than 12 Months		12 Months or Longer		Total
	Estimated Fair Value	Gross Unrealized Holding Losses	Estimated Fair Value	Gross Unrealized Holding Losses	Estimated Fair Value	Gross Unrealized Holding Losses
	(in thousands)
Fixed maturities:

U.S. Treasury securities and obligations of U.S. government agencies	$2,999	$(2)	$—	$—	$2,999	$(2)

Obligations of states, municipalities and political subdivisions	844	(2)	2,550	(44)	3,394	(46)

Corporate and other securities	89,334	(1,515)	6,978	(28)	96,312	(1,543)

Asset-backed securities	30,002	(209)	13,070	(222)	43,072	(431)

Residential mortgage-backed securities	30,243	(434)	16,072	(594)	46,315	(1,028)

Total fixed maturities	153,422	(2,162)	38,670	(888)	192,092	(3,050)

Equity securities:

Exchange traded funds	3,256	(331)	26	(5)	3,282	(336)

Total	$156,678	$(2,493)	$38,696	$(893)	$195,374	$(3,386)

The following tables summarize gross unrealized losses and fair value for available-for-sale securities by length of time that the securities have continuously been in an unrealized loss position:

	December 31, 2015
	Less than 12 Months		12 Months or Longer		Total
	Estimated Fair Value	Gross Unrealized Holding Losses	Estimated Fair Value	Gross Unrealized Holding Losses	Estimated Fair Value	Gross Unrealized Holding Losses
	(in thousands)
Fixed maturities:
U.S. Treasury securities and obligations of U.S. government agencies	$2,999	$(2)	$—	$—	$2,999	$(2)
Obligations of states, municipalities and political subdivisions	844	(2)	2,550	(44)	3,394	(46)
Corporate and other securities	89,334	(1,515)	6,978	(28)	96,312	(1,543)
Asset-backed securities	30,002	(209)	13,070	(222)	43,072	(431)
Residential mortgage-backed securities	30,243	(434)	16,072	(594)	46,315	(1,028)
Total fixed maturities	153,422	(2,162)	38,670	(888)	192,092	(3,050)

Equity securities:
Exchange traded funds	3,256	(331)	26	(5)	3,282	(336)
Total	$156,678	$(2,493)	$38,696	$(893)	$195,374	$(3,386)

At December 31, 2015, the Company held 156 fixed maturity securities with a total estimated fair value of $192.1 million and gross unrealized losses of $3.1 million. Of those securities, 36 were in a continuous unrealized loss position for greater than one year. Unrealized losses were caused by interest rate changes or other market factors and were not credit specific issues. In particular, the majority of unrealized losses related to corporate fixed maturity securities are attributable to unrealized losses in the energy sector of approximately $1.1 million as falling oil prices disrupted the market values for this sector. Substantially all fixed maturity securities are of high credit quality and continue to pay the expected coupon payments under the contractual terms of the securities. Based on its review, the Company concluded that none of the fixed maturity securities with an unrealized loss at December 31, 2015 experienced an other-than-temporary impairment.

At December 31, 2015, the Company held five exchange traded funds (“ETFs”) in its equity portfolio with a total estimated fair value of $3.3 million and gross unrealized losses of $0.3 million. One of these securities was in a continuous unrealized loss position for greater than one year. Given the Company’s intent to hold and expectation of recovery to cost within a reasonable time, the Company did not consider any of the equities securities to be other-than-temporarily impaired at December 31, 2015.

	December 31, 2014
	Less than 12 Months		12 Months or Longer		Total
	Estimated Fair Value	Gross Unrealized Holding Losses	Estimated Fair Value	Gross Unrealized Holding Losses	Estimated Fair Value	Gross Unrealized Holding Losses
	(in thousands)
Fixed maturities:
U.S. Treasury securities and obligations of U.S. government agencies	$2,003	$—	$—	$—	$2,003	$—
Obligations of states, municipalities and political subdivisions	3,486	(2)	4,442	(47)	7,928	(49)
Corporate and other securities	55,110	(182)	—	—	55,110	(182)
Asset-backed securities	11,831	(54)	11,161	(91)	22,992	(145)
Residential mortgage-backed securities	2,515	(8)	28,919	(606)	31,434	(614)
Total fixed maturities	74,945	(246)	44,522	(744)	119,467	(990)

Equity securities:
Exchange traded funds	2,412	(116)	—	—	2,412	(116)
Total	$77,357	$(362)	$44,522	$(744)	$121,879	$(1,106)

Contractual Maturities of Available-for-sale Fixed Maturity Securities
The amortized cost and estimated fair value of available-for-sale fixed maturity securities at September 30, 2016 are summarized, by contractual maturity, as follows:

	Amortized Cost	Estimated Fair Value
	(in thousands)
Due in one year or less	$48,080	$48,139
Due after one year through five years	92,148	92,970
Due after five years through ten years	25,375	26,793
Due after ten years	62,250	64,840
Asset-backed securities	74,906	75,657
Residential mortgage-backed securities	88,900	90,380
Total fixed maturities	$391,659	$398,779

The amortized cost and estimated fair value of available-for-sale fixed maturity securities at December 31, 2015 are summarized, by contractual maturity, as follows:

	Amortized Cost	Estimated Fair Value
	(in thousands)
Due in one year or less	$19,723	$19,709
Due after one year through five years	111,059	110,733
Due after five years through ten years	27,383	27,335
Due after ten years	46,012	47,690
Asset-backed securities	58,680	58,307
Residential mortgage-backed securities	64,096	63,828
Total fixed maturities	$326,953	$327,602

Net Investment Income
The following table presents the components of net investment income:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
	(in thousands)
Interest:
Municipal bonds (tax exempt)	$1,606	$1,091	$4,519	$3,175
Taxable bonds	384	454	1,165	1,148
Dividends on equity securities	101	86	303	266
Cash, cash equivalents, and short-term investments	32	1	52	5
Gross investment income	2,123	1,632	6,039	4,594
Investment expenses	(229)	(196)	(650)	(567)
Net investment income	$1,894	$1,436	$5,389	$4,027

The following table presents the components of net investment income:

	Year Ended December 31,
	2015	2014	2013
	(in thousands)
Interest:
Municipal bonds (tax exempt)	$4,509	$817	$484
Taxable bonds	1,514	3,557	3,159
Cash, cash equivalents, and short-term investments	9	16	1
Dividends on equity securities	372	307	180
Gross investment income	6,404	4,697	3,824
Investment expenses	(761)	(627)	(480)
Net investment income	$5,643	$4,070	$3,344

Net Investment Gains and Losses
The following table presents net investment gains on investments:

	Year Ended December 31,
	2015	2014	2013
	(in thousands)
Realized gains:
Sales of fixed maturities	$63	$328	$9
Other	6	1	4
Total realized gains	69	329	13

Realized losses:
Sales of fixed maturities	(10)	(6)	(5)
Other-than-temporary impairments	—	(122)	—
Total realized losses	(10)	(128)	(5)
Net investment gains	$59	$201	$8

Change in Unrealized Gains (Losses) on Investments
The following table presents the change in available-for-sale net unrealized gains (losses) by investment type:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
	(in thousands)
Change in net unrealized gains (losses):
Fixed maturities	$(545)	$1,339	$6,471	$(584)
Equity securities	544	(1,158)	1,245	(1,101)
Net increase (decrease)	$(1)	$181	$7,716	$(1,685)

The following table presents the change in available-for-sale gross unrealized gains or losses by investment type:

	Year Ended December 31,
	2015	2014	2013
	(in thousands)
Change in net unrealized gains (losses):
Fixed maturities	$(1,937)	$3,819	$(6,116)
Equity securities	(468)	675	1,324
Net increase (decrease)	$(2,405)	$4,494	$(4,792)